Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses by nature [abstract]
Wages, salaries and benefits	$ 869,472	$ 870,179
Purchased materials, supplies and services	460,872	463,512
Share-based compensation	23,745	47,416
Operating and general and administrative expenses	1,354,089	1,381,107
Allocated to:
Operating expense	1,239,649	1,248,686
General and administrative	114,440	132,421
Operating and general and administrative expenses	$ 1,354,089	$ 1,381,107